Cover	Oct. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2025
Entity File Number	333-274641
Entity Registrant Name	GURU APP FACTORY CORP.
Entity Central Index Key	0001989788
Entity Tax Identification Number	98-1726952
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	74 Norfolk House Rd.
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW16 1JH
City Area Code	4479
Local Phone Number	44544871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false